Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Plant and Equipment, Net [Abstract]
New plant and equipment purchased	$ 64,418	$ 18,514
Depreciation	$ 30,573	$ 28,548	$ 22,638